Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement
                                  |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald H. Oliver
Title: Managing Director
Phone: 203-227-3601

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver         Westport, Connecticut           November 8, 2006
--------------------         ---------------------           ----------------

Report Type  (Check only one):

|X| 13F Holdings Report
|_| 13F Notice
|_| 13F Combination Report

List of Other Managers Reporting for this Manager:


I am signing this report as required by the Securities Exchange Act of 1934

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total (x$1,000): $1,146,693

List of Included Managers:

      Andrew J. Knuth     Westport Advisers, LLC
      Edmund H. Nicklin   Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

                                                                                                 Voting Authority
                                                                                                 ------------------
                                   Title                Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                     of class    CUSIP    (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole      Shared  None
------------------------------     --------  ---------  --------  --------   ---  ----  -------  --------  --------  ------  ----
Abbott Laboratories                COM       002824100      1821     37500   SH         Sole                 37500
Amphenol Corp.                     COM       032095101      1858     30000   SH         Sole                 30000
Anadarko Petroleum Corp.           COM       032511107      2191     50000   SH         Sole                 50000
Applebee's International, Inc.     COM       037899101     20871    970300   SH         Sole                970300
Arbitron, Inc.                     COM       03875Q108     25084    677753   SH         Sole                677753
Arthur J. Gallagher & Company      COM       363576109     13431    503600   SH         Sole                503600
BankUnited Financial Corp. - C     COM       06652B103     28382   1088700   SH         Sole               1088700
Big Lots, Inc.                     COM       089302103     26960   1360906   SH         Sole               1360906
Brown & Brown, Inc.                COM       115236101     23385    765200   SH         Sole                765200
CA, Inc.                           COM       12673P105      1658     70000   SH         Sole                 70000
CACI International, Inc.           COM       127190304     33958    617300   SH         Sole                617300
Caremark Rx, Inc.                  COM       141705103     71121   1255000   SH         Sole               1255000
Ceridian Corp.                     COM       156779100     13081    585000   SH         Sole                585000
Charles River Laboratories Int     COM       159864107     30443    701300   SH         Sole                701300
Checkpoint Systems, Inc.           COM       162825103     11336    686600   SH         Sole                686600
ChoicePoint, Inc.                  COM       170388102       895     25000   SH         Sole                 25000
Claire's Stores, Inc.              COM       179584107      1531     52500   SH         Sole                 52500
Constellation Brands, Inc. - C     COM       21036P108     17268    600000   SH         Sole                600000
Cox Radio, Inc. - Class A          COM       224051102     14857    967900   SH         Sole                967900
Cullen/Frost Bankers, Inc.         COM       229899109      1503     26000   SH         Sole                 26000
Darden Restaurants, Inc.           COM       237194105     36737    865000   SH         Sole                865000
DeVry, Inc.                        COM       251893103     27119   1275000   SH         Sole               1275000
Del Monte Foods Company            COM       24522P103     18841   1803000   SH         Sole               1803000
Delta & Pine Land Company          COM       247357106     17782    439058   SH         Sole                439058
Diebold, Inc.                      COM       253651103       871     20000   SH         Sole                 20000
Downey Financial Corp.             COM       261018105      7985    120000   SH         Sole                120000
EGL, Inc.                          COM       268484102     11406    313011   SH         Sole                313011
EMS Technologies, Inc.             COM       26873N108      4770    254013   SH         Sole                254013
EOG Resources, Inc.                COM       26875P101      2700     41500   SH         Sole                 41500
Emmis Communications Corp.         COM       291525103      4640    378448   SH         Sole                378448
FEI Company                        COM       30241L109       253     12000   SH         Sole                 12000
Fairchild Semiconductor Corp.      COM       303726103      7480    400000   SH         Sole                400000
FedEx Corp.                        COM       31428X106      1413     13000   SH         Sole                 13000
Fisher Scientific Internationa     COM       338032204     31335    400500   SH         Sole                400500
Florida East Coast Industries,     COM       340632108     17221    301691   SH         Sole                301691
General Communication, Inc. -      COM       369385109     10401    839450   SH         Sole                839450
Helmerich & Payne, Inc.            COM       423452101      4822    209400   SH         Sole                209400
Hilb, Rogal & Hobbs Company        COM       431294107     39468    925400   SH         Sole                925400
Houston Exploration Company        COM       442120101     40839    740500   SH         Sole                740500
IMS Health, Inc.                   COM       449934108     19064    715615   SH         Sole                715615
ITT Educational Services, Inc.     COM       45068B109     47736    720000   SH         Sole                720000
Integral Systems Inc.              COM       45810H107       614     19649   SH         Sole                 19649
International Rectifier Corp.      COM       460254105      2265     65000   SH         Sole                 65000
Interpublic Group of Companies     COM       460690100      1091    110200   SH         Sole                110200
JLG Industries, Inc.               COM       466210101     15462    780500   SH         Sole                780500
Laboratory Corporation of Amer     COM       50540R409      2688     41000   SH         Sole                 41000
MRO Software, Inc.                 COM       55347W105      1283     50000   SH         Sole                 50000
Map Info Corp.                     COM       565105103     14072   1096800   SH         Sole               1096800
Orient Express Hotels Ltd. - C     COM       G67743107     36599    979100   SH         Sole                979100
Pall Corp.                         COM       696429307      1540     50000   SH         Sole                 50000
Parametric Technology Corp.        COM       699173209       838     48000   SH         Sole                 48000
People's Bank                      COM       710198102     24692    623375   SH         Sole                623375
Perot Systems Corp. - Class A      COM       714265105     18112   1313406   SH         Sole               1313406
Pogo Producing Company             COM       730448107     28206    688800   SH         Sole                688800
Praxair, Inc.                      COM       74005P104      2958     50000   SH         Sole                 50000
Precision Castparts Corp.          COM       740189105     46208    731600   SH         Sole                731600
QLogic Corp.                       COM       747277101     12818    678209   SH         Sole                678209
Rockwell Collins, Inc.             COM       774341101       823     15000   SH         Sole                 15000
Rogers Corp.                       COM       775133101     10176    164800   SH         Sole                164800
Ruby Tuesday, Inc.                 COM       781182100     25095    890200   SH         Sole                890200
Saks, Inc.                         COM       79377w108     15770    912600   SH         Sole                912600
St. Joe Company (The)              COM       790148100     14332    261193   SH         Sole                261193
Sterling Financial Corp.           COM       859319105     20329    626843   SH         Sole                626843
Stone Energy Corp.                 COM       861642106     16192    400000   SH         Sole                400000
SunTrust Banks, Inc.               COM       867914103      1739     22500   SH         Sole                 22500
Synopsys, Inc.                     COM       871607107     21209   1075500   SH         Sole               1075500
Taylor Capital Group, Inc.         COM       876851106      7714    261059   SH         Sole                261059
Texas Instruments, Inc.            COM       882508104       667     20064   SH         Sole                 20064
The South Financial Group, Inc     COM       837841105     12192    468400   SH         Sole                468400
TriZetto Group, Inc.               COM       896882107     15365   1014863   SH         Sole               1014863
Triad Hospitals, Inc.              COM       89579K109     19778    449200   SH         Sole                449200
Universal Health Services, Inc     COM       913903100     59043    985200   SH         Sole                985200
Young Broadcasting, Inc.           COM       987434107      2307   1003100   SH         Sole               1003100